POST RETIREMENT BENEFIT PLAN (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amounts Not Recognized As Components Of Net Periodic Benefit Cost [Abstract]
Unrecognized net actuarial (gain)/loss	$ (2,016)	$ (2,490)
Unrecognized prior service cost	(46)	(52)
Total Before Tax Effects	$ (2,062)	$ (2,542)